Subsequent Events (Details) - USD ($)	4 Months Ended
	Apr. 30, 2019	Dec. 31, 2018
Subsequent Events (Textual)
Additional loan amount		$ 28,506
Subsequent Event [Member]
Subsequent Events (Textual)
Additional loan amount	$ 1,000,000
Convertible loans	200,000
Aggregate purchase price	$ 1,000,000